Business combination (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of business combinations

	RMB	US$
Purchase consideration	34,473	5,147

Fair value of redeemable noncontrolling interests	31,397	4,687
Less:
Cash and cash equivalents	17,744	2,649
Customer relationships	13,800	2,060
Brand	10,300	1,538
Other current and noncurrent assets	1,025	154
Deferred revenue	(6,529)	(975)
Deferred tax liabilities	(5,330)	(796)
Other current liabilities	(2,925)	(437)

Goodwill	37,785	5,641